Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 5,310	$ 44,638	$ 98,094
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	73,588	62,280	53,453
Payment of drydocking costs	(268)	(9,902)	(11,558)
Amortization of share-based compensation	1,412	1,573	1,643
Amortization of deferred financing costs	3,217	3,091	4,806
Call option premium on redemption of 9.00% unsecured bond	2,500
Prior year expenses recovered from insurance claim	(504)
Insurance claim debtor	(7)	60	(10,289)
Vessel write down following collision			10,500
Profit from sale of vessel			(550)
Unrealized foreign exchange	3	208	(205)
Changes in operating assets and liabilities
Accounts receivable	(7,831)	1,991	(1,855)
Bunkers and lubricant oils	(1,074)	(3,457)	1,331
Prepaid expenses and other current assets	(5,079)	(7,694)	(4,408)
Accounts payable, accrued interest and other liabilities	4,654	(6,040)	8,394
Long-term accounts receivable			198
Net cash provided by operating activities	75,921	86,748	149,554
Cash flows from investing activities
Payment to acquire vessels	(1,940)	(1,733)	(3,348)
Payment for vessels under construction	(180,629)	(239,179)	(236,648)
Purchase of other property, plant and equipment	(1,726)	(75)	(142)
Receipt of shipyard penalty payments	280	1,901	1,933
Placement of short term investment	(25,000)
Release of short term investment	25,000
Insurance recoveries	990	9,374	391
Capitalized costs for the repair of Navigator Aries		(8,441)
Proceeds from sale of vessel net of costs			31,958
Net cash used in investing activities	(183,025)	(238,153)	(205,856)
Cash flows from financing activities
Proceeds from secured term loan facilities	395,170	327,670	157,700
Issuance of 7.75% senior unsecured bonds	100,000
Repayment of 9.00% senior unsecured bonds	(127,500)
Issuance cost of 7.75% senior unsecured bonds	(1,819)
Direct financing cost of secured term loan facilities	(2,058)	(2,680)	(5,879)
Repayment of secured term loan facilities	(251,852)	(204,092)	(70,266)
Net cash provided by financing activities	111,941	120,898	81,555
Net increase/(decrease) in cash and cash equivalents	4,837	(30,507)	25,253
Cash and cash equivalents at beginning of year	57,272	87,779	62,526
Cash and cash equivalents at end of year	62,109	57,272	87,779
Supplemental Information
Total interest paid during the year, net of amounts capitalized	35,890	29,815	24,427
Total tax paid during the year	$ 515	$ 601	$ 632